Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Increase/(decrease) in inventories	$ 34	$ (225)	$ (546)
Increase/(decrease) in trade receivables	(1,124)	(931)	(1,504)
(Decrease)/increase in trade payables	(273)	(105)	479
Change in other current and non-current assets	(461)	(502)	(125)
Change in other current liabilities	247	1,057	1,327
Total	$ (1,577)	$ (706)	$ (369)